Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2021
Marketable Securities
Schedule Of Marketable Securities
	December 31,
	2021	2020

Balance, begin of period	$1,323	$104
Fair value of marketable securities received from options on mineral property interests	1,010	691
Disposition of marketable securities at fair value	(656)	(296)
Change in fair value of marketable securities	(384)	760
Foreign currency translation adjustment	7	64
Balance, end of period	$1,300	$1,323